Acquisition of a Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Acquisition of a Business

Note 3—Acquisition of a Business

On October 14, 2016, the Company acquired stock of Ridgestone Financial Services, Inc. (“Ridgestone”) and its subsidiaries under the terms of a definitive merger agreement (“Agreement”) dated June 9, 2016. Ridgestone operated two wholly-owned subsidiaries, Ridgestone Bank and RidgeStone Capital Trust I, and specialized in government guaranteed lending as a participant in the SBA and USDA lending programs. Ridgestone provided financial services through its two full-service banking offices in Brookfield, Wisconsin and Schaumburg, Illinois. In addition, Ridgestone had loan production offices located in Wisconsin (Green Bay and Wausau), Indiana (Indianapolis) and California (Newport Beach).

Under the terms of the Agreement, each Ridgestone common share was converted into the right to receive, at the election of the stockholder (subject to proration as outlined in the Agreement), either cash or Company common stock, or the combination of both. Total consideration included aggregate cash in the amount of $36.8 million and the issuance of 4,199,791 shares of the Company’s common stock valued at $16.25 per common share. The transaction resulted in goodwill of $26.3 million, which is nondeductible for tax purposes, as this acquisition was a nontaxable transaction. Goodwill represents the premium paid over the fair value of the net tangible and intangible assets acquired and reflects related synergies expected from the combined operations. Acquisition advisory expenses related to the Ridgestone acquisition of $1.1  million are reflected in non-interest expense on the Consolidated Statements of Operations for the nine months ended September 30, 2016. Stock issuance costs were not material. There were no contingent assets or liabilities arising from the acquisition.

The acquisition of Ridgestone was accounted for using the acquisition method of accounting in accordance with ASC Topic 805. Assets acquired, liabilities assumed and consideration exchanged were recorded at their respective acquisition date fair values. Determining the fair value of assets and liabilities involves significant judgment regarding methods and assumptions used to calculate estimated fair values. Fair values are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair values become available. Fair values are preliminary estimates due to deferred tax assets and deferred tax liabilities.

The following table presents a summary of the estimates of fair values of assets acquired and liabilities assumed as of the acquisition date:

Assets
Cash and cash equivalents	$25,480
Securities available-for-sale	27,662
Restricted stock	931
Loans held for sale	15,363
Loans	351,820
Servicing assets	20,295
Premises and equipment	2,011
Other real estate owned	1,525
Other intangible assets	486
Bank-owned life insurance	2,352
Other assets	8,228
Total assets acquired	456,153
Liabilities
Deposits	361,370
Federal Home Loan Bank advances	9,773
Junior subordinated debentures	1,339
Accrued expenses and other liabilities	4,958
Total liabilities assumed	377,440
Net assets acquired	$78,713
Consideration paid
Common stock (4,199,791 shares issued at $16.25 per share)	68,247
Cash paid	36,753
Total consideration paid	105,000
Goodwill	$26,287

The following table presents the acquired non-impaired loans as of the acquisition date:

Fair value	$312,166
Gross contractual amounts receivable	450,292
Estimate of contractual cash flows not expected to be collected(1)	19,661
Estimate of contractual cash flows expected to be collected	430,631

(1)	Includes interest payments not expected to be collected due to loan prepayments as well as principal and interest payments not expected to be collected due to customer default.

The discount on the acquired non-impaired loans is being accreted into income over the life of the loans on an effective yield basis.

The following table provides the pro forma information for the results of operations for the three and nine months ended September 30, 2016, as if the acquisition had occurred on January 1, 2016. The pro forma results combine the historical results of Ridgestone into the Company’s Consolidated Statements of Operations, including the impact of certain acquisition accounting adjustments, which includes loan discount accretion, intangible assets amortization, deposit premium accretion and borrowing net discount amortization. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the results that would have been obtained had the acquisition actually occurred on January 1, 2016. No assumptions have been applied to the pro forma results of operations regarding possible revenue enhancements, provision for credit losses, expense efficiencies or asset dispositions. The acquisition-related expenses that have been recognized are included in net income in the following table.

	Three Months Ended	Nine Months Ended
	September 30, 2016	September 30, 2016
Total revenues (net interest income and non-interest income)	$44,595	$130,536
Net income (loss)	$6,816	$17,603
Earnings per share—basic	$0.29	$0.76
Earnings per share—diluted	$0.28	$0.76

The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities of Ridgestone for period from January 1, 2017 through September 30, 2017. Revenues and earnings of the acquired company since the acquisition date have not been disclosed as it is not practicable as Ridgestone was merged into the Company and separate financial information is not readily available.

Note 3—Acquisition of a Business

        On October 14, 2016, the Company acquired stock of Ridgestone and its subsidiaries under the terms of a definitive merger agreement ("Agreement") dated June 9, 2016. Ridgestone operated two wholly-owned subsidiaries, Ridgestone Bank and RidgeStone Capital Trust I, and specializes in government guaranteed lending as a participant in the SBA and USDA lending programs. Ridgestone provided financial services through its two full-service banking offices in Brookfield, Wisconsin and Schaumburg, Illinois. In addition, Ridgestone had loan production offices located in Wisconsin (Green Bay and Wausau), Indiana (Indianapolis) and California (Newport Beach).

        Under the terms of the Agreement, each Ridgestone common share was converted into the right to receive, at the election of the shareholder (subject to proration as outlined in the Agreement), either cash or Company common stock, or the combination of both. Total consideration included aggregate cash in the amount of $36.8 million and the issuance of 4,199,791 shares of the Company's common stock valued at $16.25 per common share. The transaction resulted in goodwill of $26.3 million, which is nondeductible for tax purposes, as this acquisition was a nontaxable transaction. Goodwill represents the premium paid over the fair value of the net tangible and intangible assets acquired and reflects related synergies expected from the combined operations. Acquisition advisory expenses related to the Ridgestone acquisition of $1.6 million are reflected in non-interest expense on the Consolidated Statements of Operations. Stock issuance costs were not material. There were no contingent assets or liabilities arising from the acquisition.

        The acquisition of Ridgestone was accounted for using the acquisition method of accounting in accordance with ASC 805. Assets acquired, liabilities assumed and consideration exchanged were recorded at their respective acquisition date fair values. Determining the fair value of assets and liabilities involves significant judgment regarding methods and assumptions used to calculate estimated fair values. Fair values are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair values become available. Fair values are preliminary estimates due to deferred tax assets and deferred tax liabilities.

        The following table presents a summary of the estimates of fair values of assets acquired and liabilities assumed as of the acquisition date:

Assets
Cash and cash equivalents	$25,480
Securities available-for-sale	27,662
Restricted stock	931
Loans held for sale	15,363
Loans	351,820
Servicing assets	20,295
Premises and equipment	2,011
Other real estate owned	1,525
Other intangible assets	486
Bank-owned life insurance	2,352
Other assets	8,228

Total assets acquired	456,153
Liabilities
Deposits	361,370
Federal Home Loan Bank advances	9,773
Junior subordinated debentures	1,339
Accrued expenses and other liabilities	4,958
Total liabilities assumed	377,440

Net assets acquired	$78,713
Consideration paid
Common stock (4,199,791 shares issued at $16.25 per share)	68,247
Cash paid	36,753
Total consideration paid	105,000

Goodwill	$26,287

        The following table presents the acquired non-impaired loans as of the acquisition date:

Fair value	$312,166
Gross contractual amounts receivable	450,292
Estimate of contractual cash flows not expected to be collected(1)	19,661
Estimate of contractual cash flows expected to be collected	430,631

(1)	Includes interest payments not expected to be collected due to loan prepayments as well as principal and interest payments not expected to be collected due to customer default.

        The discount on the acquired non-impaired loans is being accreted into income over the life of the loans on an effective yield basis.

        The following table provides the unaudited pro forma information for the results of operations for the years ended December 31, 2016 and 2015, as if the acquisition had occurred on January 1, 2015. The pro forma results combine the historical results of Ridgestone into the Company's Consolidated Statements of Operations, including the impact of certain acquisition accounting adjustments, which includes loan discount accretion, intangible assets amortization, deposit premium accretion and borrowing discount amortization. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the results that would have been obtained had the acquisition actually occurred on January 1, 2015. No assumptions have been applied to the pro forma results of operations regarding possible revenue enhancements, provision for credit losses, expense efficiencies or asset dispositions. The acquisition-related expenses that have been recognized are included in net income in the following table.

	Years ended December 31,
	2016	2015
Total revenues (net interest income and non-interest income)	$171,059	$151,054
Net income (loss)	$82,252	$(1,437)
Earnings per share—basic	$3.54	$(0.07)
Earnings per share—diluted	$3.50	$(0.07)

        The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities of Ridgestone for period from October 15, 2016 through December 31, 2016. Revenues and earnings of the acquired company since the acquisition date have not been disclosed as it is not practicable as Ridgestone was merged into the Company and separate financial information is not readily available.